Relationship with Parent and Related Entities - Additional Information (Details) (10-K) - USD ($) $ in Thousands			3 Months Ended				6 Months Ended		12 Months Ended
	May 27, 2016	Feb. 25, 2016	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to affiliates			$ 304,030				$ 304,030		$ 372,650	$ 394,400
ESPP
Related Party Transaction [Line Items]
Maximum stock purchase, percentage of compensation			20.00%				20.00%		20.00%
Offering period length							6 months		6 months
Purchase price of common stock, percent of market value							85.00%		85.00%
Maximum value of common stock purchase, per year							$ 25		$ 25
Minimum | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Vesting period							1 year		1 year
Maximum | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Vesting period							5 years		5 years
Affiliated Entity | SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Due to affiliates			$ 203,500	$ 228,500			$ 203,500		$ 228,500
Interest expense, related party			6,100	6,500	$ 7,100	$ 7,600	12,600	$ 14,700	28,100	34,100	$ 34,700
Accounts payable, related parties			20,400	19,100			20,400		8,000	2,000
Accounts receivable, related parties			400	800			400		300	100
Expenses from transaction with related party			10,089		5,381		19,320	11,057	35,147	19,845	13,063
Affiliated Entity | SolarWinds Holdings, Inc. | ESPP
Related Party Transaction [Line Items]
Expenses from transaction with related party			100	100	100	100	300	200	500	200
Affiliated Entity | SolarWinds Holdings, Inc. | Equity-Based Incentive Plan
Related Party Transaction [Line Items]
Expenses from transaction with related party			4,100	4,600	$ 3,100	$ 2,600	8,800	$ 5,700	20,600	8,400	$ 1,800
Affiliated Entity | SolarWinds Holdings, Inc. | Loan Agreement With SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Loans payable			100,500	144,200			100,500		144,200
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable
Related Party Transaction [Line Items]
Face amount of debt		$ 250,000
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable | Loan Agreement With SolarWinds Holdings, Inc.
Related Party Transaction [Line Items]
Face amount of debt	$ 200,000
Related party transaction, rate	2.24%
Affiliated Entity | SolarWinds Holdings, Inc. | Loans Payable | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate		9.80%
Affiliated Entity | SolarWinds Holdings, Inc. | Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Due to affiliates			$ 304,000	$ 372,700			$ 304,000		$ 372,700	$ 394,400